Related Parties Balances and Transactions (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016
Related Party Transaction [Line Items]
Unsecured borrowings from related parties	$ 950,000
Biofirst Corporation [Member]
Related Party Transaction [Line Items]
Unsecured borrowings from related parties	$ 950,000